Shareholder Report, Holdings (Details) - C000000105 [Member]	Dec. 31, 2025
Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[1]
Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
The Goldman Sachs Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[1]
Meta Platforms Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[1]
JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[1]
Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[1]
Alphabet Inc Cl C [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[1]
Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[1]
Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[1]
NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[1]
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.50%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%

[1]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.